Segment Reporting (Tables)	12 Months Ended
May 31, 2013
Segment Reporting [Abstract]
Net Sales by Product Category
Net sales by product category for the years ended May 31, 2013, 2012 and 2011 were as follows:

(in millions)	Year Ended May 31, 2013(1)	Year Ended May 31, 2012(1)	Year Ended May 31, 2011(1)
Net sales by product:
Knees	$940.0	$941.8	$914.4
Hips	632.7	633.0	598.0
Sports, Extremities, Trauma (S.E.T.)	600.1	361.6	319.8
Spine, Bone Healing and Microfixation	408.8	411.5	413.7
Dental	257.0	267.7	269.5
Cement, Biologics and Other	214.3	222.5	216.8
Total	$3,052.9	$2,838.1	$2,732.2

(1)	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.

Net Sales by Geography
Net sales by geography for the years ended May 31, 2013, 2012 and 2011 were as follows:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Net sales by geography:
United States	$1,862.2	$1,713.3	$1,659.2
Europe	710.2	702.7	697.8
International(1)	480.5	422.1	375.2
Total	$3,052.9	$2,838.1	$2,732.2

(1)	International primarily includes Canada, Latin America and the Asia Pacific region.

Long-Term Assets by Geography
Long-term assets by geography as of May 31, 2013 and 2012 were as follows:

(in millions)	May 31, 2013	May 31, 2012(2)
Long-term assets(1) by geography:
United States	$336.8	$306.8
Europe	255.7	224.3
International	72.7	62.5
Total	$665.2	$593.6

(1)	Defined as property, plant and equipment.

(2)	Prior year amounts have been corrected to remove balances related to goodwill and intangible assets to conform to the current presentation.